Schedule of Concentration Risk of Total Fleet Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	18.00%	15.10%	17.10%	14.50%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	12.70%	13.50%	13.60%	13.40%